Investment In Affiliates - Balance Sheet (Table) (Details) - Navios Containers - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Schedule Of Equity Method Investments [Line Items]
Cash and cash equivalents, including restricted cash	$ 18,892	$ 14,501
Current assets	6,245	6,870
Non-current assets	388,390	245,440
Current liabilities	19,758	7,060
Long-term debt including current portion, net	133,196	119,033
Non-current liabilities	$ 78,100	$ 0